CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash	$ 661,415	$ 4,492,292
Accounts receivable, net	606,885	1,125,394
Inventory, net	1,431,556	4,804,299
Due from Bloomios	0	845,443
Due from VitaMedica transition	212,358	0
Prepaid expenses and other receivables	502,188	1,112,280
Assets available for sale - Interactive offers current	0	89,989
Assets available for sale - Building	4,005,516	4,611,248
Assets available for sale - VitaMedica current	0	2,599,934
Assets available for sale - E-core current	0	10,332,105
Purchase price receivable - VitaMedica	2,000,000	0
Purchase price receivable - E-core	2,000,000	0
Total current assets	11,419,918	30,012,984
Property and equipment, net	2,356,556	2,831,375
Intangible assets, net	239,871	6,924,982
Goodwill	848,854	2,886,309
Deferred tax asset	5,948,858	5,604,056
Other assets	278,435	76,728
Discontinued assets available for sale - Interactive offers	0	936,054
Discontinued assets available for sale - VitaMedica	0	2,051,214
Discontinued assets available for sale - E-core	0	12,067,333
Right-of-use asset, net	2,418,596	410,453
Total other assets	12,091,170	33,788,504
Total assets	23,511,088	63,801,488
Current liabilities
Accounts payable	481,647	1,028,611
Accrued compensation	1,098,856	533,842
Deferred revenue	235,255	0
Accrued liabilities	736,407	2,439,794
Accrued interest	476,018	655,187
Acquisition payable	413,152	152,500
Related party advances, net	100,000	0
Current portion of note payable	0	338,474
Current portion of convertible notes payable	0	1,254,167
Current portion of acquisition note payable - E-core	0	5,656,620
Current portion of related party note payable	0	1,429,356
Current portion of Cygnet subsidiary notes payable	5,447,565	795,778
Note payable on building for sale	2,634,538	2,841,566
Discontinued liabilities - Interactive offers	0	792,408
Discontinued liabilities - VitaMedica	0	617,174
Discontinued liabilities - E-core	0	3,401,983
Current portion of operating lease payable	1,031,714	454,127
Total current liabilities	12,655,152	22,391,587
Operating lease payable, net of current portion	1,732,606	0
Related party note payable	500,000	0
Note payable	557,429	173,812
Convertible notes payable	1,550,000	895,833
Acquisition note payable - E-core	0	7,605,085
Notes payable - Cygnet subsidiary	0	4,898,548
Total long-term liabilities	4,340,035	13,573,278
Stockholders' equity
Preferred stock, $0.001 par value, 500,000 shares authorized, and 25,000 and 25,000 shares issued and outstanding, respectively	25	25
Common stock, $0.001 par value, 5,000,000 shares authorized, and 1,010,843 and 1,045,429 shares issued and outstanding, respectively	1,045	1,011
Additional paid in capital	53,374,444	51,541,909
Accumulated deficit	(46,859,613)	(23,201,175)
Total stockholders' equity attributable to Upexi, Inc.	6,515,901	28,341,770
Non-controlling interest in subsidiary		(505,147)
Total stockholders' equity	6,515,901	27,836,623
Total liabilities and stockholders' equity	$ 23,511,088	$ 63,801,488